Organization and Principal Activities (Details) - Schedule of Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ (1,144,678)	$ (315,349)
Net cash provided by investing activities
Net cash provided by (used in) financing activities	1,144,678	315,349
Non-VIE subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities
Net cash provided by investing activities
Net cash provided by (used in) financing activities
VIE [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	11,968,566	63,874
Net cash provided by investing activities	(3,572,402)	5,612,090
Net cash provided by (used in) financing activities	(3,705,366)	(1,013,084)
Elimination [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities
Net cash provided by investing activities
Net cash provided by (used in) financing activities
Consolidated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	10,823,888	(251,475)
Net cash provided by investing activities	(3,572,402)	5,612,090
Net cash provided by (used in) financing activities	$ (2,560,688)	$ (697,734)